Related party transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Dec. 31, 2021	Dec. 31, 2020
Synergy Ballard JVCo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		10.00%	10.00%	10.00%
Synergy Ballard JVCo | Joint venture
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 99	$ 99
Investments			0	0
Deferred revenue			16	304
Revenues			$ 3,441	$ 8,232
Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	49.00%		49.00%	49.00%
Weichai Ballard JV | Associates
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 10,794	$ 17,465
Investments			28,982	27,561
Deferred revenue			2,730	4,712
Revenues			$ 35,239	$ 44,855